MATERIAL ACCOUNTING POLICY INFORMATION (Policies)	6 Months Ended
Jun. 30, 2024
Corporate information and statement of IFRS compliance [abstract]
Basis of presentation	Basis of presentation
These unaudited interim condensed consolidated financial statements should be read in conjunction with the company’s December 31, 2023 audited financial statements. The unaudited interim condensed consolidated financial statements have been prepared on a basis consistent with the accounting policies disclosed in Note 2 of the December 31, 2023 audited financial statements, unless otherwise noted.
The results reported in these unaudited interim condensed consolidated financial statements should not be regarded as necessarily indicative of results that may be expected for an entire year. The policies set out below are consistently applied to all periods presented, unless otherwise noted.
All figures are presented in millions of U.S. dollars, unless otherwise noted.
The unaudited interim condensed consolidated financial statements have been prepared on the basis of historical cost except for certain financial instruments measured at fair value. Cost is recorded based on the fair value of the consideration given in exchange for assets.
(i)Global minimum top-up tax
The company operates in countries, including Canada, which have enacted new legislation to implement the global minimum top-up tax, effective from January 1, 2024. The company has applied a temporary mandatory relief from recognizing and disclosing deferred taxes in connection with the global minimum top-up tax and will account for it as a current tax when it is incurred. There is no material current tax impact for the six months ended June 30, 2024. The global minimum top-up tax is not anticipated to have a material impact on the financial position of the company.

Consolidation	Consolidation
These unaudited interim condensed consolidated financial statements include the accounts of the company and its subsidiaries, which are the entities over which the company has control. An investor controls an investee when it is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Non-controlling interests in the equity of the company’s subsidiaries are shown separately in equity in the unaudited interim condensed consolidated statements of financial position.

Earnings per share	Earnings per ShareThe company’s basic and diluted earnings per share have not been presented in the unaudited interim condensed consolidated financial statements. As outlined in Note 5, exchangeable shares and class B shares are classified as financial liabilities, while class C shares are classified as financial liabilities but presented as equity instruments given the narrow scope presentation exceptions existing in IAS 32. As each share classification represents a financial liability, they do not constitute ordinary shares.
New accounting policies adopted	New accounting policies adopted
The company has applied certain new and revised standards issued by the IASB that are effective for the period beginning on or after January 1, 2024.
(i)Amendments to IAS 1 Presentation of financial statements (“IAS 1”)
The amendments clarify how to classify debt and other liabilities as current or non-current. The company adopted these amendments on January 1, 2024 and the adoption did not have a material impact on the company’s unaudited interim condensed consolidated financial statements.

Future changes in accounting policies	Future changes in accounting policies There are currently no other future changes to IFRS with expected material impacts on the company.